Schedule of Marketable Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities	$ 31,931	$ 40,132
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities	26,467	25,449
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities	5,464	14,683
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable debt securities